Background and Business Activities (Detail) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of General Information About Financial Statements [Line Items]
Number of employees	2,148	2,062
Average number of employees	2,142	2,096
Enel S.p.A. [member]
Disclosure Of General Information About Financial Statements [Line Items]
Ownership interest	61.93%